Note 10 - Income Taxes - Provision for Income Taxes 1 (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Current tax expense	$ 811		$ 642	$ 1,056
Deferred income taxes	(61)	$ 5	18	43
Total Provision	$ 750	$ 589	$ 660	$ 1,099